SHARE-BASED COMPENSATION - Options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	2 years 7 months 2 days
Number of Common Shares | EquityInstruments	6,356,165	5,649,167	5,220,667
Weighted-Average Exercise Price per Share	$ 1.95	$ 1.85	$ 1.49
$1.01 to $1.50
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	1 year 5 months 19 days
Number of Common Shares | EquityInstruments	2,037,832
Weighted-Average Exercise Price per Share	$ 1.42
$1.01 to $1.50 | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	1.01
$1.01 to $1.50 | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	$ 1.5
$1.51 to $2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	3 years 3 days
Number of Common Shares | EquityInstruments	2,597,667
Weighted-Average Exercise Price per Share	$ 1.93
$1.51 to $2.00 | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	1.51
$1.51 to $2.00 | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	$ 2
$2.01 to $2.50
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	3 years 2 months 8 days
Number of Common Shares | EquityInstruments	234,000
Weighted-Average Exercise Price per Share	$ 2.21
$2.01 to $2.50 | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	2.01
$2.01 to $2.50 | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	$ 2.5
$2.51 to $3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	3 years 2 months 15 days
Number of Common Shares | EquityInstruments	1,419,666
Weighted-Average Exercise Price per Share	$ 2.63
$2.51 to $3.00 | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	2.51
$2.51 to $3.00 | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	$ 3
$3.01 to $3.61
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted Average Remaining Contractual Life	4 years 10 months 9 days
Number of Common Shares | EquityInstruments	67,000
Weighted-Average Exercise Price per Share	$ 3.61
$3.01 to $3.61 | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	3.01
$3.01 to $3.61 | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices per Share	$ 3.61